Net Income / (Loss) from continuing operations Per Unit (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Net Income / (Loss) from continuing operations Per Unit - Basic and Diluted (Table)

The two class method used to calculate EPU from continuing operations is as follows:

BASIC AND DILUTED	2020	2019	2018
Numerators
Partnership’s net income / (loss) from continuing operations	$ 30,367	$ 24,421	$ (7,611)
Less:
Preferred unit holders’ interest in Partnership’s net income from continuing operations	-	2,652	11,101
Deemed dividend to preferred unit holders’ (Note 13)	-	9,119	-
General Partner’s interest in Partnership’s net income / (loss) from continuing operations	558	236	(352)
Partnership’s net income / (loss) from continuing operations allocable to unvested units	685	130	(103)
Common unit holders’ interest in Partnership’s net income / (loss) from continuing operations	$ 29,124	$ 12,284	$ (18,257)
Denominators
Weighted average number of common units outstanding, basic and diluted	18,194,186	18,178,144	18,100,455
Net income /(loss) from continuing operations per common unit:
Basic and Diluted	$ 1.60	$ 0.68	$ (1.01)